Share Capital - Schedule of Share Capital of the Company (Parentheticals) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Authorised [Member] | Class A Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized (in Shares)	440,000,000	440,000,000
Authorised [Member] | Class B Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Authorised [Member] | Preference Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized (in Shares)	10,000,000	10,000,000
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid (in Shares)	30,221,769	27,963,412
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid (in Shares)	13,254,838	13,254,838
Issued and fully paid [Member] | Preference Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid (in Shares)	2,407,575	2,407,575